FINANCIAL STATEMENTS (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
FINANCIAL STATEMENTS [Abstract]
Financial Statements

The accompanying unaudited financial statements have been prepared by Lightwave Logic, Inc. (the Company). These statements include all adjustments (consisting only of its normal recurring adjustments) which management believes necessary for a fair presentation of the statements and have been prepared on a consistent basis using the accounting polices described in the Summary of Accounting Policies included in the 2014 Annual Report. Certain financial information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission, although the Company firmly believes that the accompanying disclosures are adequate to make the information presented not misleading. The financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2014, as filed with the Securities and Exchange Commission. The interim operating results for the three months ending March 31, 2015 may not be indicative of operating results expected for the full year.

Basis of Presentation

The financial statements are presented in accordance with Financial Accounting Standards Board of Accounting Standards Codification ("FASB ASC") 915 for development stage companies. The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America.

Nature of Business

Nature of Business

Lightwave Logic, Inc. is a technology Company focused on the development of next generation photonic devices and non-linear optical polymer materials systems for applications in high speed fiber-optic data communications and optical computing markets. Currently the Company is in various stages of photonic device and materials development and evaluation with potential customers and strategic partners. The Company expects the next revenue stream to be in sales of non-linear optical polymers, prototype devices and product development agreements prior to moving into production.

The Company's current development activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize the Company's technology now under development.

History and Nature of Business

Lightwave Logic, Inc. is a technology Company focused on the development of next generation photonic devices and non-linear optical polymer materials systems for applications in high speed fiber-optic data communications and optical computing markets. Currently the Company is in various stages of photonic device and materials development and evaluation with potential customers and strategic partners. The Company expects the next revenue stream to be in sales of non-linear optical polymers, prototype devices and product development agreements prior to moving into production.

The Company's current development activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize the Company's technology now under development.

Lightwave Logic, Inc., formerly Third-Order Nanotechnologies, Inc., formerly PSI-Tec Holdings, Inc., formerly Eastern Idaho Internet Service, Inc. (the "Company") was organized under the laws of the State of Nevada in 1997. The Company was engaged in the business of marketing internet services until June 30, 1998, at which time the principal assets of the business were sold and operations were discontinued. The Company was inactive until the acquisition of PSI-TEC Corporation ("PSI-TEC") on July 14, 2004, at which time the name was changed to PSI-TEC Holdings, Inc.

Merger

Merger

On July 14, 2004, the Company acquired PSI-TEC. Under the terms of the merger agreement, the stockholders of PSI-TEC received 15,600,000 shares of common stock in exchange for its 2,206,280 shares. Following the merger, the Company changed its name to PSI-TEC Holdings, Inc. Under accounting principles generally accepted in the United States, the share exchange is considered to be a capital transaction in substance rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure. Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc., are those of the legal acquiree, PSI-TEC, which is considered to be the accounting acquirer. On October 20, 2006, PSI-TEC Holdings, Inc. and PSI-TEC merged and changed its name to Third-Order Nanotechnologies, Inc. On March 10, 2008, Third-Order Nanotechnologies, Inc. changed its name to Lightwave Logic, Inc.

Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Although these estimates are based on management's best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates.

Cash Equivalents

Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all highly liquid instruments with maturities of three months or less at the time of purchase to be cash equivalents.

Concentration of Credit Risk

Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk. These financial instruments consist primarily of cash. At December 31, 2014, the Company did have deposits with a financial institution that exceed the Federal Depository Insurance coverage.

Property and Equipment

Property and Equipment

Equipment is stated at cost. Depreciation is principally provided by use of straight-line methods for financial and tax reporting purposes over the estimated useful lives of the assets, generally 5 years. When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in operations.

Intangible Assets

Intangible Assets

Definite-lived intangible assets are stated at cost. Patents are amortized over their estimated useful lives, generally 20 years. When certain patent applications are abandoned by the Company for claims that are covered by patents already granted to the Company, the cost of patent applications and accumulated amortization are removed from the accounts and the resulting expense is reflected in the statement of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company's financial instruments consist of cash, accounts payable and accrued expenses. The carrying values of cash, accounts payable and accrued expenses approximate fair value because of their short maturities.

Income Taxes

Income Taxes

The Company follows FASB ASC 740, "Income Taxes," which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Stock-based Payments

Stock-based Payments

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, "Compensation - Stock Compensation" which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straightline method. The Company accounts for stock-based compensation awards to nonemployees in accordance with FASB ASC 505-50, "Equity-Based Payments to Non-Employees (“ASC 505-50”). Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Any stock options issued to non-employees are recorded as an expense and additional paid in capital in stockholders' equity over the applicable service periods.

Stock-based Payments

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, "Compensation - Stock Compensation" which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straightline method. The Company accounts for stock-based compensation awards to nonemployees in accordance with FASB ASC 505-50, "Equity-Based Payments to Non-Employees (“ASC 505-50”). Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Any stock options issued to non-employees are recorded as an expense and additional paid in capital in stockholders' equity over the applicable service periods.

Loss Per Share

Loss Per Share

The Company follows Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 260, “Earnings per Share”, resulting in the presentation of basic and diluted earnings per share. Because the Company reported a net loss in 2015 and 2014, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Loss Per Share

The Company follows FASB ASC 260, "Earnings per Share", resulting in the presentation of basic and diluted earnings per share. Because the Company reported a net loss in 2014 and 2013, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Recoverability of Long Lived Assets

Recoverability of Long Lived Assets

The Company follows FASB ASC 360, "Property, Plant, and Equipment". Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the excess of the asset's carrying amount.

Comprehensive Income

Comprehensive Income

The Company follows FASB ASC 220.10, “Reporting Comprehensive Income.” Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net loss.

Comprehensive Income

The Company follows FASB ASC 220.10, "Reporting Comprehensive Income." Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net loss.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

As of March 31, 2015 and for the period then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company's financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of March 31, 2015, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company's financial statements.

Recently Adopted Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-10, "Development Stage Entities (Topic 915), Elimination of Certain Financial Reporting Requirements", including an Amendment to Variable Interest Entities Guidance in Topic 810, "Consolidation". The amendments in this Update remove the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. In addition, the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage.

The amendments also clarify that the guidance in Topic 275, "Risks and Uncertainties", is applicable to entities that have not commenced planned principal operations.

The amendments related to the elimination of inception-to-date information and the other remaining disclosure requirements of Topic 915 should be applied retrospectively except for the clarification to Topic 275, which shall be applied prospectively. For public business entities, those amendments are effective for annual reporting periods beginning after December 15, 2014, and interim periods therein.

For public business entities, the amendment eliminating the exception to the sufficiency-of-equity-at-risk criterion for development stage entities in paragraph 810-10-15-16 should be applied retrospectively for annual reporting periods beginning after December 15, 2015, and interim periods therein.

Early application of each of the amendments is permitted for any annual reporting period or interim period for which the entity's financial statements have not yet been issued (public business entities) or made available for issuance (other entities). Upon adoption, entities will no longer present or disclose any information required by Topic 915.

The Company adopted the amendments retrospectively beginning in interim period ending June 30, 2014.

Recently Issued Accounting Pronouncements Not Yet Adopted

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The amendments in this Update provide guidance about management's responsibility to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to provide related footnote disclosures. Substantial doubt about an entity's ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.